Shareholders Equity (Narrative) (Details) (EUR €) In Thousands, except Share data, unless otherwise specified		12 Months Ended						12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2012 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2011 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2010 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 1 - 2004 [Member] Employee Stock Option [Member] Common Class A [Member]	Jan. 29, 2004 Plan 1 - 2004 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2011 Plan 2 - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2007 Plan 2 - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 2 - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	May 22, 2007 Plan 2 - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2012 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2011 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2010 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Jun. 24, 2010 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 4 - 2012 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2012 Plan 4 - 2012 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 19, 2012 Plan 4 - 2012 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 2b - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2012 Plan 2b - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2011 Plan 2b - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2010 Plan 2b - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							240,000				600,000					229,100			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		500,000							504,088						229,100			500,000					95,912
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price		€ 1.91							€ 3.99						€ 2.38			€ 1.91					€ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									€ 1,731						€ 328			€ 660					€ 143
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge								€ 53				€ 26	€ 47	€ 90			€ 327			€ 15	€ 30	€ 56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	567,503	1,310,850	810,850	830,025	906,775	124,000				416,838		174,100					500,000			95,912